STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated other comprehensive loss	Retained Earnings
Balance at Dec. 31, 2016	$ 1,511,332	$ 18,280	$ 1,317,539	$ (488,573)	$ (46,824)	$ 710,910
Effect of adopting ASU 2016-09: Improvements to Employee Share-Based Payment Accounting	8,116		1,908			6,208
Exercise of share options	17,448	315	17,133
Stock-based compensation	56,980		56,980
Issuance of treasury shares under share-based compensation plan	1,654		(3,642)	5,296
Equity components of exchangeable note	30,895		30,895	0
Treasury shares purchased	(24,428)			(24,428)
Other comprehensive income (loss)	13,910				13,910
Equity awards assumed for acquisitions	20,281
Dividends	(9,637)					(9,637)
Net income	143,291					143,291
Balance at Dec. 31, 2017	1,749,561	18,595	1,420,813	(507,705)	(32,914)	850,772
Effect of adopting ASU 2014-09: "Revenue from Contracts with Customers (ASC 606)"	61,701					61,701
Exercise of share options	16,397	254	16,143
Stock-based compensation	67,223		67,223
Issuance of treasury shares under share-based compensation plan	2,598		(4,976)	7,574
Treasury shares purchased	(27,286)			(27,286)
Other comprehensive income (loss)	(13,702)			0	(13,702)
Equity awards assumed for acquisitions	783		783
Net income	159,338					159,338
Balance at Dec. 31, 2018	2,016,613	18,849	1,499,986	(527,417)	(46,616)	1,071,811
Exercise of share options	2,019	112	1,907
Stock-based compensation	82,033		82,033
Issuance of treasury shares under share-based compensation plan	3,409		(15,891)	19,300
Treasury shares purchased	(46,029)			(46,029)
Other comprehensive income (loss)	13,317				13,317
Net income	185,904					185,904
Balance at Dec. 31, 2019	$ 2,257,266	$ 18,961	$ 1,568,035	$ (554,146)	$ (33,299)	$ 1,257,715